Share Capital - Summary of Options Outstanding (Parenthetical) (Details) - Oct. 31, 2024	$ / shares		$ / shares
Disclosure of classes of share capital [line items]
Exercise price	$ 5.05
Option 7 and 8
Disclosure of classes of share capital [line items]
Exercise price			$ 4.1
Option 9
Disclosure of classes of share capital [line items]
Exercise price | (per share)	2.06	[1]	1.48
Option 10 to 21
Disclosure of classes of share capital [line items]
Exercise price			1.47
Option 22
Disclosure of classes of share capital [line items]
Exercise price | (per share)	$ 1.2	[2]	$ 0.86

[1]	Exercise price of US $1.48. The figure in the table above is translated at the October 31, 2024 rate.
[2]	Exercise price of US $0.86. The figure in the table above is translated at the October 31, 2024 rate.